INCOME TAXES - Expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
INCOME TAXES
Current	$ (1,021,565)	$ 250,186	$ 1,435,521
Deferred	(406,637)	(1,958)	(37,311)
Total	$ (1,428,202)	$ 248,228	$ 1,398,210